VELA Small Cap Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks — 99.85% Shares Fair Value
Communications — 3.94%
Criteo S.A. - ADR
(a)
293,292 $ 6,044,748
Consumer Discretionary — 15.65%
Atlanta Braves Holdings, Inc., Class C
(a)(b)
78,498 3,096,746
BRP, Inc.
(b)
21,029 1,488,012
Etsy, Inc.
(a)
17,271 957,504
Gildan Activewear, Inc. 45,310 2,830,063
Graham Holdings Co., Class B 1,976 2,170,834
Movado Group, Inc. 154,624 3,188,347
Murphy USA, Inc.
(b)
8,783 3,544,116
Pool Corp.
(b)
16,817 3,846,889
Valvoline, Inc.
(a)
99,371 2,887,721
24,010,232
Consumer Staples — 8.84%
Coca-Cola Consolidated, Inc.
(b)
25,573 3,920,341
Ingles Markets, Inc., Class A
(b)
23,475 1,609,211
Mama's Creations, Inc.
(a)(b)
214,542 2,894,172
Performance Food Group Co.
(a)(b)
29,538 2,656,057
Seaboard Corp. 556 2,471,320
13,551,101
Energy — 6.36%
Antero Resources Corp.
(a)(b)
90,689 3,125,143
Cactus, Inc., Class A 66,169 3,022,600
Range Resources Corp.
(b)
60,359 2,128,258
Tidewater, Inc.
(a)(b)
29,310 1,480,448
9,756,449
Financials — 7.07%
Assured Guaranty Ltd. 33,145 2,978,741
Axis Capital Holdings Ltd.
(b)
42,516 4,553,039
BOK Financial Corp. 16,793 1,989,299
Octave Specialty Group, Inc.
(a)
169,999 1,322,592
10,843,671
Health Care — 9.53%
Align Technology, Inc.
(a)
10,484 1,637,077
Bruker Corp.
(b)
71,019 3,345,705
Encompass Health Corp. 14,566 1,546,035
Globus Medical, Inc., Class A
(a)
24,268 2,118,839
PROCEPT BioRobotics Corp.
(a)
33,730 1,061,146
SI-BONE, Inc.
(a)
133,467 2,631,969
Supernus Pharmaceuticals, Inc.
(a)
45,857 2,279,093
14,619,864
Industrials — 24.43%
Applied Industrial Technologies, Inc.
(b)
12,437 3,193,449
BWX Technologies, Inc.
(b)
5,512 952,694
Copa Holdings, S.A., Class A 19,417 2,341,884

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Common Stocks — 99.85% - continued Shares Fair Value
Industrials — 24.43% - continued
Greenbrier Companies, Inc. (The) 67,556 $ 3,157,568
Hub Group, Inc., Class A 159,592 6,800,215
Janus International Group, Inc.
(a)(b)
359,354 2,350,175
Kirby Corp.
(a)
68,016 7,494,003
Lincoln Electric Holdings, Inc. 15,636 3,747,011
Proficient Auto Logistics, Inc.
(a)
227,684 2,194,874
Sun Country Airlines Holdings, Inc.
(a)
228,428 3,287,079
Toro Co. (The) 24,863 1,957,215
37,476,167
Materials — 11.88%
Alamos Gold, Inc., Class A
(b)
66,816 2,577,761
Carlisle Companies, Inc. 7,163 2,291,157
Installed Building Products, Inc.
(b)
10,059 2,609,204
Major Drilling Group International, Inc.
(a)
284,193 2,670,968
Monarch Cement Co. (The) 6,002 1,410,470
NewMarket Corp. 1,977 1,358,713
Simpson Manufacturing Co., Inc. 14,058 2,269,945
Worthington Enterprises, Inc. 58,937 3,039,381
18,227,599
Real Estate — 1.28%
NET Lease Office Properties 76,139 1,963,625
Technology — 9.89%
EPAM Systems, Inc.
(a)
8,918 1,827,120
Jack Henry & Associates, Inc. 12,751 2,326,802
Shift4 Payments, Inc., Class A
(a)
47,766 3,007,825
SPS Commerce, Inc.
(a)
18,071 1,610,668
Teradyne, Inc.
(b)
11,719 2,268,330
Wix.com Ltd.
(a)
39,788 4,133,575
15,174,320
Utilities — 0.98%
National Fuel Gas Co. 18,691 1,496,401
TOTAL  COMMON STOCKS
  (Cost $126,777,898) 153,164,177
Money Market Funds — 1.29 % Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.68%
(c)
1,985,209 1,985,209
TOTAL MONEY MARKET FUNDS
    (Cost $1,985,209) 1,985,209
Total Investments — 101.14%
    (Cost $128,763,107) 155,149,386
Liabilities in Excess of Other Assets  —  (1.14)% (1,745,256)
Net Assets — 100.00% $ 153,404,130
(a) Non-income producing security.

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
(b) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $22,883,853.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
ADR - American Depositary Receipt.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
December 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.03)%
Alamos Gold, Inc., Class A (514) $ (1,983,012) $ 34.00 March 2026 $ (336,670)
Alamos Gold, Inc., Class A (103) (397,374) 37.00 March 2026 (46,350)
Antero Resources Corp. (318) (1,095,828) 45.00 May 2026 (21,465)
Applied Industrial Technologies, Inc. (37) (950,049) 290.00 May 2026 (19,425)
Atlanta Braves Holdings, Inc., Class C (222) (875,790) 55.00 February 2026 (666)
Axis Capital Holdings Ltd. (140) (1,499,260) 110.00 March 2026 (49,000)
Axis Capital Holdings Ltd. (73) (781,757) 115.00 March 2026 (13,943)
BRP, Inc. (74) (523,624) 80.00 May 2026 (21,830)
Bruker Corp. (178) (838,558) 70.00 June 2026 (25,988)
BWX Technologies, Inc. (45) (777,780) 190.00 February 2026 (18,900)
Coca-Cola Consolidated, Inc. (142) (2,176,860) 160.00 June 2026 (162,590)
Ingles Markets, Inc., Class A (59) (404,445) 80.00 May 2026 (9,263)
Installed Building Products, Inc. (34) (881,926) 270.00 March 2026 (57,290)
Janus International Group, Inc. (1,341) (877,014) 12.50 February 2026 (1,341)
Mama's Creations, Inc. (1,180) (1,591,820) 15.00 February 2026 (50,150)
Murphy USA, Inc. (17) (685,984) 480.00 April 2026 (11,730)
Performance Food Group Co. (129) (1,159,968) 100.00 March 2026 (15,480)
Performance Food Group Co. (129) (1,159,968) 105.00 March 2026 (7,740)
Pool Corp. (21) (480,375) 390.00 January 2026 (21)
Range Resources Corp. (220) (775,720) 46.00 March 2026 (8,800)
Teradyne, Inc. (117) (2,264,652) 135.00 January 2026 (693,225)
Tidewater, Inc. (139) (702,089) 80.00 April 2026 (7,645)
Total Written Call Options (Premiums Received $921,945) $ (1,579,512)

VELA Large Cap Plus Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks — 99.64% Shares Fair Value
Communications — 9.62%
Alphabet, Inc., Class A
(a)
11,247 $ 3,520,311
Meta Platforms, Inc., Class A
(a)
2,894 1,910,301
Walt Disney Co. (The) 10,094 1,148,394
6,579,006
Consumer Discretionary — 14.44%
Amazon.com, Inc.
(a)(b)
14,032 3,238,866
Booking Holdings, Inc. 255 1,365,609
Deckers Outdoor Corp.
(a)(b)
8,468 877,877
Home Depot, Inc. (The)
(a)
3,921 1,349,216
NIKE, Inc., Class B
(a)
17,953 1,143,786
Starbucks Corp. 5,974 503,071
TJX Companies, Inc. (The) 9,085 1,395,547
9,873,972
Consumer Staples — 3.66%
PepsiCo, Inc. 7,480 1,073,530
Sysco Corp. 5,356 394,684
Tyson Foods, Inc., Class A 17,678 1,036,284
2,504,498
Energy — 5.21%
Baker Hughes Co., Class A
(a)
31,596 1,438,882
MPLX LP
(a)
25,430 1,357,199
Suncor Energy, Inc.
(a)
17,237 764,633
3,560,714
Financials — 11.73%
Arch Capital Group Ltd.
(b)
10,737 1,029,893
Bank of America Corp.
(a)
24,795 1,363,725
Berkshire Hathaway, Inc., Class B
(b)
3,641 1,830,148
Citigroup, Inc.
(a)
16,504 1,925,852
KKR & Co., Inc. 3,952 503,801
MetLife, Inc. 17,333 1,368,267
8,021,686
Health Care — 14.98%
Abbott Laboratories 8,587 1,075,865
AbbVie, Inc. 3,117 712,203
Align Technology, Inc.
(b)
7,556 1,179,870
AstraZeneca PLC - ADR 10,510 966,184
Bruker Corp. 8,976 422,859
Johnson & Johnson 11,610 2,402,690
Roivant Sciences Ltd.
(b)
7,938 172,255
Thermo Fisher Scientific, Inc. 3,684 2,134,694
Zoetis, Inc., Class A
(a)
9,394 1,181,953
10,248,573
Industrials — 11.04%
3M Co. 6,425 1,028,642

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Common Stocks — 99.64% - continued Shares Fair Value
Industrials — 11.04% - continued
Applied Industrial Technologies, Inc. 844 $ 216,714
CSX Corp. 30,987 1,123,279
Deere & Co. 1,817 845,941
FedEx Corp.
(a)
4,636 1,339,155
Kirby Corp.
(b)
9,709 1,069,737
Lincoln Electric Holdings, Inc. 5,729 1,372,897
Northrop Grumman Corp. 979 558,236
7,554,601
Materials — 2.55%
Carlisle Companies, Inc. 2,852 912,241
PPG Industries, Inc. 8,150 835,049
1,747,290
Technology — 26.41%
Accenture PLC, Class A
(a)
6,697 1,796,805
Adobe, Inc.
(b)
2,831 990,822
Advanced Micro Devices, Inc.
(b)
2,061 441,384
Autodesk, Inc.
(a)(b)
4,460 1,320,204
Corpay, Inc.
(b)
1,529 460,122
EPAM Systems, Inc.
(b)
6,175 1,265,134
Infineon Technologies A.G. - ADR 42,294 1,860,090
Microsoft Corp.
(a)
6,525 3,155,620
Salesforce.com, Inc.
(a)
5,037 1,334,352
ServiceNow, Inc.
(a)(b)
7,535 1,154,287
Uber Technologies, Inc.
(a)(b)
12,067 985,995
Visa, Inc., Class A
(a)
4,021 1,410,205
Wix.com Ltd.
(b)
10,328 1,072,976
Workday, Inc., Class A
(a)(b)
3,822 820,889
18,068,885
TOTAL  COMMON STOCKS
  (Cost $48,765,555) 68,159,225
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.45%
American International Group, Inc. 100 $ 855,500 $ 95.00 May 2026 21,250
Axsome Therapeutics, Inc. 40 730,560 170.00 June 2026 112,400
Centene Corp. 125 514,375 45.00 June 2026 48,750
Ionis Pharmaceuticals, Inc. 50 395,550 90.00 July 2026 40,000
Taiwan Semiconductor Manufacturing
Co. Ltd. 40 1,215,560 350.00 April 2026 42,800
UnitedHealth Group, Inc. 80 2,640,880 410.00 April 2026 39,600
TOTAL PURCHASED CALL OPTIONS
    (Cost 331,524) 304,800

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 1.35%
3M Co. 80 $ 1,280,800 $ 145.00
March
2026 $ 21,840
Accenture PLC, Class A 30 804,900 240.00
March
2026 14,250
Align Technology, Inc. 75 1,171,125 130.00 June 2026 48,000
Alphabet, Inc., Class A 70 2,191,000 280.00 April 2026 60,725
Amazon.com, Inc. 100 2,308,200 200.00
March
2026 34,250
Arch Capital Group Ltd. 50 479,600 80.00
March
2026 2,500
ARK Innovation ETF 700 5,384,400 62.00 June 2026 176,050
Baker Hughes Co., Class A 200 910,800 40.00 June 2026 32,000
Bank of America Corp. 250 1,375,000 50.00
March
2026 21,875
Booking Holdings, Inc. 2 1,071,066 4,500.00
March
2026 7,580
Citigroup, Inc. 185 2,158,765 85.00
March
2026 7,955
Deckers Outdoor Corp. 50 518,350 80.00 June 2026 20,250
Deere & Co. 19 884,583 420.00
January
2026 1,178
EPAM Systems, Inc. 50 1,024,400 155.00 April 2026 17,000
FedEx Corp. 40 1,155,440 260.00
January
2026 600
FedEx Corp. 20 577,720 190.00
March
2026 280
Intel Corp. 300 1,107,000 30.00
March
2026 23,250
Meta Platforms, Inc., Class A 22 1,452,198 550.00
March
2026 14,025
MetLife, Inc. 100 789,400 65.00
March
2026 5,750
Microsoft Corp. 40 1,934,480 465.00
March
2026 56,500
MPLX LP 191 1,019,367 42.00
January
2026 191
NIKE, Inc., Class B 150 955,650 42.50
March
2026 900
Salesforce.com, Inc. 30 794,730 220.00
February
2026 2,130
ServiceNow, Inc. 60 919,140 160.00
March
2026 78,900
SPDR Gold Shares 90 3,566,790 340.00
March
2026 11,475
SPDR S&P 500 ETF Trust 100 6,819,200 640.00 June 2026 144,450

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 1.35% - continued
Starbucks Corp. 78 $ 656,838 $ 75.00
March
2026 $ 14,391
TJX Companies, Inc. (The) 70 1,075,270 140.00 April 2026 12,040
Uber Technologies, Inc. 100 817,100 75.00 May 2026 38,500
Wix.com Ltd. 40 415,560 85.00 July 2026 30,400
Workday, Inc., Class A 30 644,340 190.00
March
2026 13,650
Zoetis, Inc., Class A 45 566,190 110.00
March
2026 8,550
TOTAL PURCHASED PUT OPTIONS
    (Cost 1,456,651) 921,435
TOTAL  OPTIONS
    (Cost 1,788,175) 1,226,235
Money Market Funds — 3.21% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.68%
(c)
2,197,666 2,197,666
TOTAL MONEY MARKET FUNDS
    (Cost $2,197,666) 2,197,666
Total Investments — 104.65%
    (Cost $52,751,396) 71,583,126
Liabilities in Excess of Other Assets  —  (4.65)% (3,177,991)
Net Assets — 100.00% $ 68,405,135
(a) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on December 31, 2025 was $27,692,325.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.
SPDR - Standard & Poor's Depositary Receipt.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
December 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
Written Call Options (0.14)%
Baker Hughes Co., Class A (150) $ (683,100) $ 50.00 June 2026 $ (34,875)
MPLX LP (191) (1,019,367) 55.00 January 2026 (3,343)
Suncor Energy, Inc. (151) (669,836) 47.00 December 2026 (48,320)
Thermo Fisher Scientific, Inc. (20) (1,158,900) 650.00 March 2026 (12,800)
Total Written Call Options (Premiums Received $130,218) $ (99,338)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)
Common Stocks - Short - (5.67%) Shares Fair Value
Communications - (0.49%)
SoftBank Corp. - ADR (5,861) $ (332,319)
Consumer Discretionary - (1.40%)
Burlington Stores, Inc.
(a)
(842) (243,212)
InterContinental Hotels Group PLC - ADR (2,263) (318,698)
Lowe's Companies, Inc. (688) (165,918)
SharkNinja , Inc.
(a)
(2,035) (227,717)
(955,545)
Consumer Staples - (0.59%)
US Foods Holding Corp.
(a)
(5,313) (400,175)
Financials - (0.25%)
Capital One Financial Corp. (698) (169,167)
Health Care - (0.46%)
Alnylam Pharmaceuticals, Inc.
(a)
(364) (144,745)
HealthEquity, Inc.
(a)
(1,845) (169,020)
(313,765)
Industrials - (1.41%)
Fastenal Co. (4,838) (194,149)
GE Vernova , Inc. (478) (312,406)
Quanta Services, Inc. (593) (250,282)
Vertiv Holdings Co., Class A (1,273) (206,239)
(963,076)
Technology - (1.07%)
Cognizant Technology Solutions Corp., Class A (3,067) (254,561)
International Business Machines Corp. (1,019) (301,838)
Logitech International S.A. (1,787) (179,093)
(735,492)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,517,481) (3,869,539)
Exchange-Traded Funds - Short - (0.55%)
SPDR® S&P® Regional Banking ETF (5,842) (378,620)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $341,554) (378,620)
TOTAL SECURITIES SOLD SHORT - (6.22%)
(Proceeds Received $3,859,035) $ (4,248,159)
(a) Non-income producing security.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.
SPDR - Standard & Poor's Depositary Receipt.

VELA International Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks — 98.21% Shares Fair Value
Argentina — 1.75%
Consumer Discretionary — 1.75%
Arcos Dorados Holdings, Inc., Class A 151,000 $ 1,108,340
Total Argentina 1,108,340
Australia — 1.22%
Health Care — 1.22%
Ansell Ltd. 33,100 772,370
Total Australia 772,370
Austria — 3.99%
Communications — 1.99%
Telekom Austria AG 119,000 1,256,635
Materials — 2.00%
Wienerberger AG 35,600 1,269,908
Total Austria 2,526,543
Belgium — 1.95%
Financials — 1.95%
KBC Group N.V. 9,500 1,236,834
Total Belgium 1,236,834
Brazil — 2.66%
Consumer Staples — 2.66%
Ambev SA 665,000 1,682,530
Total Brazil 1,682,530
Canada — 8.90%
Energy — 3.87%
Pason Systems, Inc. 131,500 1,148,710
Suncor Energy, Inc. 29,200 1,295,312
2,444,022
Materials — 5.03%
Alamos Gold, Inc., Class A 43,000 1,658,940
Major Drilling Group International, Inc.
(a)
84,500 794,167
OceanaGold Corp. 25,900 734,032
3,187,139
Total Canada 5,631,161
Denmark — 1.89%
Industrials — 1.89%
FLSmidth & Co. A/S 17,200 1,196,248
Total Denmark 1,196,248

VELA International Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Common Stocks — 98.21% - continued Shares Fair Value
Faroe Islands — 1.90%
Consumer Staples — 1.90%
Bakkafrost P/F 23,500 $ 1,201,143
Total Faroe Islands 1,201,143
France — 11.74%
Communications — 2.71%
Criteo S.A. - ADR
(a)
82,800 1,706,507
Consumer Discretionary — 1.98%
Cia Generale de Establissements Michelin SCA 37,800 1,252,513
Consumer Staples — 1.13%
Remy Cointreau 16,698 715,078
Energy — 2.33%
TotalEnergies SE 22,600 1,472,989
Industrials — 1.92%
Edenred 15,300 338,110
Rexel SA 22,400 878,286
1,216,396
Materials — 1.67%
Foraco International SA
(a)
605,000 1,057,870
Total France 7,421,353
Germany — 8.67%
Consumer Discretionary — 1.60%
Fielmann AG 19,900 1,015,386
Industrials — 2.42%
Duerr AG 58,500 1,533,872
Materials — 1.58%
Fuchs Petrolub SE 28,500 999,214
Technology — 3.07%
Infineon Technologies AG 44,500 1,940,936
Total Germany 5,489,408
Hong Kong — 5.78%
Consumer Staples — 2.09%
WH Group Ltd.
(b)
1,189,500 1,325,116
Industrials — 1.51%
Johnson Electric Holdings Ltd. 250,000 956,242
Technology — 2.18%
VTech Holdings Ltd. 174,200 1,373,981
Total Hong Kong 3,655,339

VELA International Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Common Stocks — 98.21% - continued Shares Fair Value
Indonesia — 1.95%
Materials — 1.95%
United Tractors Tbk PT 700,000 $ 1,234,357
Total Indonesia 1,234,357
Israel — 2.59%
Technology — 2.59%
Wix.com Ltd.
(a)
15,800 1,641,462
Total Israel 1,641,462
Japan — 4.88%
Consumer Discretionary — 3.18%
Honda Motor Co. Ltd. 73,500 721,429
KeePer Technical Laboratory Co., Ltd. 57,300 1,287,822
2,009,251
Materials — 1.18%
Toray Industries, Inc. 115,000 749,828
Technology — 0.52%
Nintendo Co. Ltd. 4,900 330,845
Total Japan 3,089,924
Mexico — 4.34%
Consumer Staples — 4.34%
BBB Foods Inc.
(a)
43,100 1,439,109
Kimberly-Clark de Mexico SAB de CV, Class A 613,000 1,307,369
2,746,478
Total Mexico 2,746,478
Netherlands — 3.38%
Financials — 2.18%
ING Groep NV 49,200 1,382,468
Health Care — 1.20%
Argenx SE
(a)
900 758,939
Total Netherlands 2,141,407
Panama — 1.92%
Industrials — 1.92%
Copa Holdings, S.A., Class A 10,100 1,218,161
Total Panama 1,218,161
Sweden — 3.81%
Financials — 2.41%
Svenska Handelsbanken AB, Class A 105,200 1,524,063
Industrials — 1.40%
Loomis AB 21,000 887,038
Total Sweden 2,411,101

VELA International Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Common Stocks — 98.21% - continued Shares Fair Value
Switzerland — 3.38%
Health Care — 3.38%
Roche Holding AG 2,500 $ 1,032,321
Tecan Group AG 6,900 1,107,694
2,140,015
Total Switzerland 2,140,015
United Kingdom — 19.77%
Consumer Discretionary — 4.48%
Associated British Foods PLC 57,100 1,631,048
Coats Group PLC 1,060,000 1,204,762
2,835,810
Consumer Staples — 7.08%
Cake Box Holdings PLC 239,000 651,671
Fevertree Drinks PLC 75,000 824,898
Greggs PLC 65,200 1,469,750
Nomad Foods Ltd. 122,400 1,531,224
4,477,543
Health Care — 2.07%
Hikma Pharmaceuticals PLC 62,700 1,307,169
Materials — 1.70%
Croda International PLC 29,700 1,077,507
Technology — 4.44%
Allfunds Group PLC 138,000 1,302,719
Serco Group PLC 400,000 1,503,689
2,806,408
Total United Kingdom 12,504,437
United States — 1.74%
Technology — 1.74%
Globant S.A.
(a)
16,800 1,098,216
Total United States 1,098,216
TOTAL  COMMON STOCKS
  (Cost $48,930,706) 62,146,827
Money Market Funds - 9.28% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.68%
(c)
5,875,155 $ 5,875,155
TOTAL MONEY MARKET FUNDS
    (Cost $5,875,155) 5,875,155
Total Investments — 107.49%
    (Cost $54,805,861) 68,021,982
Liabilities in Excess of Other Assets  —  (7.49)% (4,739,486)
Net Assets — 100.00% $ 63,282,496
(a) Non-income producing security.

VELA International Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
(b) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $1,325,116 as of December 31, 2025, representing 2.09% of net assets.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Common Stocks — 52.97% Shares Fair Value
Communications — 2.30%
Alphabet, Inc., Class A
(a)
1,409 $ 441,017
Comcast Corp., Class A 12,393 370,427
811,444
Consumer Discretionary — 7.08%
Genuine Parts Co.
(a)
3,907 480,405
Movado Group, Inc. 22,354 460,940
NIKE, Inc., Class B
(a)
4,527 288,415
Pool Corp. 1,906 435,997
Starbucks Corp.
(a)
4,685 394,524
Vail Resorts, Inc. 3,283 435,982
2,496,263
Consumer Staples — 6.42%
Ambev SA 169,550 428,982
Mondelez International, Inc., Class A
(a)
4,643 249,933
PepsiCo, Inc.
(a)
4,726 678,275
Sysco Corp. 8,564 631,081
Tyson Foods, Inc., Class A 4,661 273,228
2,261,499
Energy — 3.74%
MPLX LP
(a)
9,916 529,217
Pason Systems, Inc. 50,267 439,104
Suncor Energy, Inc.
(a)
7,876 349,379
1,317,700
Financials — 6.27%
Arch Capital Group Ltd.
(b)
3,779 362,482
Axis Capital Holdings Ltd.
(a)
3,452 369,675
Federal Agricultural Mortgage Corp., Class C 2,218 389,414
First Interstate BancSystem, Inc., Class A 11,501 397,935
KKR & Co., Inc.
(a)
1,919 244,634
MetLife, Inc. 5,640 445,221
2,209,361
Health Care — 7.08%
Abbott Laboratories
(a)
2,525 316,357
AstraZeneca PLC - ADR
(a)
3,477 319,641
Hikma Pharmaceuticals PLC 16,628 346,660
Johnson & Johnson
(a)
2,943 609,054
Medtronic PLC
(a)
5,832 560,222
Thermo Fisher Scientific, Inc.
(a)
591 342,455
2,494,389
Industrials — 6.87%
Copa Holdings, S.A., Class A 6,053 730,052
CSX Corp. 14,236 516,055
Greenbrier Companies, Inc. (The) 17,450 815,613

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)

Common Stocks — 52.97% - continued Shares Fair Value
Industrials — 6.87% - continued
Union Pacific Corp.
(a)
1,546 $ 357,621
2,419,341
Materials — 2.47%
Carlisle Companies, Inc. 1,067 341,291
PPG Industries, Inc. 5,179 530,640
871,931
Real Estate — 3.02%
BXP, Inc.
(a)
4,728 319,045
NET Lease Office Properties 14,664 378,185
Simon Property Group, Inc.
(a)
1,988 367,999
1,065,229
Technology — 5.96%
Accenture PLC, Class A
(a)
2,073 556,186
Fidelity National Information Services, Inc. 6,034 401,020
Garmin Ltd.
(a)
1,510 306,303
Nintendo Co. Ltd. 2,464 166,368
Salesforce, Inc.
(a)
1,656 438,691
Texas Instruments, Inc.
(a)
1,339 232,303
2,100,871
Utilities — 1.76%
National Fuel Gas Co. 4,322 346,019
NorthWestern Energy Group, Inc. 4,233 273,198
619,217
TOTAL  COMMON STOCKS
  (Cost $17,190,865) 18,667,245
Preferred Stocks — 5.70% Shares Fair Value
Financials — 5.02%
Arch Capital Group Ltd., Series G, 4.55% 17,351 289,762
Axis Capital Holdings Ltd., Series E, 5.50% 14,944 297,983
Bank OZK, Series A, 4.63% 8,700 143,724
First Busey Corp., Series B, 8.25% 12,000 309,000
Huntington Bancshares Inc., Series J, 6.88% 9,318 236,584
Merchants Bancorp, Series E, 7.63% 7,437 169,043
Stifel Financial Corp., Series B, 6.25% 2,644 62,768
WesBanco, Inc., Series B, 7.38% 10,000 257,900
1,766,764
Technology — 0.68%
Shift4 Payments, Inc., Series A, 6.00% 3,000 240,030
TOTAL  PREFERRED STOCKS
  (Cost $2,077,961) 2,006,794

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)

Corporate Bonds — 40.00%
Principal
Amount Fair Value
Communications — 0.86%
Nexstar Media, Inc., 5.63%, 7/15/2027
(c)
$ 300,000 $ 301,817
Consumer Discretionary — 10.80%
Allegiant Travel Co., 7.25%, 8/15/2027
(c)
308,000 312,501
Bath & Body Works, Inc., 6.63%, 10/1/2030
(c)
350,000 358,209
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 4/15/2029
(c)
250,000 228,120
BlueLinx Holdings, Inc., 6.00%, 11/15/2029
(c)
211,000 207,791
Churchill Downs, Inc., 6.75%, 5/1/2031
(c)
250,000 259,566
Ford Motor Credit Co., LLC, 5.11%, 5/3/2029 350,000 350,906
Garrett Motion Holdings, Inc., 7.75%, 5/31/2032
(c)
400,000 425,428
Macy's Retail Holdings LLC, 7.38%, 8/1/2033
(c)
350,000 371,429
Six Flags Entertainment Corp., 7.25%, 5/15/2031
(c)
300,000 288,086
Victoria's Secret & Co., 4.63%, 7/15/2029
(c)
350,000 339,749
William Carter Co. (The), 7.38%, 2/15/2031
(c)
350,000 362,310
Winnebago Industries, Inc., 6.25%, 7/15/2028
(c)
300,000 300,825
3,804,920
Consumer Staples — 0.68%
Simmons Foods, Inc., 4.63%, 3/1/2029
(c)
250,000 241,188
Energy — 4.04%
Antero Resources Corp., 7.63%, 2/1/2029
(c)
150,000 152,826
Civitas Resources, Inc., 8.63%, 11/1/2030
(c)
300,000 314,607
Coterra Energy, Inc., 4.38%, 3/15/2029 368,000 357,024
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029
(c)
349,000 344,444
Venture Global Calcasieu Pass, LLC, 6.25%, 1/15/2030
(c)
250,000 253,319
1,422,220
Financials — 13.22%
Ally Financial, Inc., Series B, 4.70%, 8/15/2169 (H15T5Y + 387bps)
(d)(e)
256,000 254,439
Antares Holdings LP, 6.25%, 10/23/2029
(c)
400,000 408,784
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)
(d)
250,000 235,625
Citigroup, Inc., 7.13%, 12/31/2049
(d)(e)
319,000 329,056
Cullen/Frost Capital Trust II, 5.60%, 3/1/2034 (TSFR3M + 81bps)
(d)
300,000 270,415
First National of Nebraska, Inc., 7.25%, 6/15/2035
(c)(d)
400,000 417,926
Iron Mountain, Inc., 7.00%, 2/15/2029
(c)
250,000 256,969
Oaktree Strategic Credit Fund, 6.19%, 7/15/2030
(c)
300,000 302,355
Ohio National Financial Services, Inc., 6.80%, 1/24/2030
(c)
400,000 403,494
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y +
260bps)
(d)(e)
300,000 294,331
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 214bps)
(d)(e)
350,000 362,875
StoneX Group, Inc., 7.88%, 3/1/2031
(c)
300,000 319,874
Trustmark Corp., 6.00%, 12/1/2035
(d)
250,000 253,532
US Bancorp, 3.70%, 1/15/2077 (H15T5Y + 254bps)
(d)(e)
300,000 293,239
Walker & Dunlop, Inc., 6.63%, 4/1/2033
(c)
250,000 257,612
4,660,526

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)

Corporate Bonds — 40.00%- continued
Principal
Amount Fair Value
Health Care — 1.05%
Sotera Health Holdings LLC, 7.38%, 6/1/2031
(c)
$ 350,000 $ 369,672
Industrials — 6.14%
American Airlines, Inc., 8.50%, 5/15/2029
(c)
350,000 366,331
Atkore, Inc., 4.25%, 6/1/2031
(c)
250,000 240,215
Cimpress PLC, 7.38%, 9/15/2032
(c)
300,000 306,376
Con-way, Inc., 6.70%, 5/1/2034 265,000 284,133
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)
(d)
400,000 400,882
Wabash National Corp., 4.50%, 10/15/2028
(c)
400,000 374,579
Worthington Industries, Inc., 4.30%, 8/1/2032 210,000 189,961
2,162,477
Materials — 2.17%
Cleveland-Cliffs, Inc., 6.88%, 11/1/2029
(c)
400,000 414,555
Installed Building Products, Inc., 5.75%, 2/1/2028
(c)
350,000 351,570
766,125
Utilities — 1.04%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y
+ 275bps)
(d)
350,000 367,960
TOTAL CORPORATE BONDS
    (Cost $13,704,023) 14,096,905
Money Market Funds — 1.05% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.68%
(f)
368,317 368,317
TOTAL MONEY MARKET FUNDS
    (Cost $368,317) 368,317
Total Investments — 99.72%
    (Cost $33,341,166) 35,139,261
Other Assets in Excess of Liabilities  —  0.28% 99,671
Net Assets — 100.00% $ 35,238,932
(a) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $4,403,596.
(b) Non-income producing security.
(c) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $9,852,527 as of December 31, 2025, representing 27.97% of net assets.
(d) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Rate disclosed is the seven day effective yield as of December 31, 2025.

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)

ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
December 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
Written Call Options (0.34)%
Abbott Laboratories (21) $ (263,109) $ 135.00 March 2026 $ (3,539)
Accenture PLC, Class A (10) (268,300) 335.00 May 2026 (2,450)
Alphabet, Inc., Class A (7) (219,100) 250.00 March 2026 (47,338)
Alphabet, Inc., Class A (6) (187,800) 310.00 May 2026 (18,644)
AstraZeneca PLC (16) (147,088) 95.00 April 2026 (5,480)
AstraZeneca PLC (17) (156,281) 97.50 June 2026 (6,884)
Axis Capital Holdings Ltd. (23) (246,307) 115.00 June 2026 (8,739)
BXP, Inc. (16) (107,968) 87.50 January 2026 (16)
Garmin Ltd. (8) (162,280) 250.00 January 2026 (8)
Genuine Parts Co. (9) (110,664) 155.00 February 2026 (135)
Johnson & Johnson (8) (165,560) 220.00 April 2026 (3,540)
Johnson & Johnson (7) (144,865) 230.00 April 2026 (1,407)
KKR & Co., Inc. (5) (63,740) 165.00 May 2026 (575)
Medtronic PLC (19) (182,514) 110.00 February 2026 (228)
Mondelez International, Inc.,
Class A (16) (86,128) 70.00 March 2026 (48)
MPLX LP (33) (176,121) 55.00 March 2026 (2,393)
NIKE, Inc., Class B (23) (146,533) 82.50 February 2026 (265)
PepsiCo, Inc. (24) (344,448) 160.00 March 2026 (2,268)
Salesforce, Inc. (7) (185,437) 310.00 January 2026 (28)
Simon Property Group, Inc. (7) (129,577) 200.00 June 2026 (3,465)
Starbucks Corp. (20) (168,420) 110.00 January 2026 (20)
Starbucks Corp. (17) (143,157) 110.00 March 2026 (493)
Suncor Energy, Inc. (20) (88,720) 48.00 March 2026 (1,300)
Texas Instruments, Inc. (3) (52,047) 220.00 February 2026 (144)
Texas Instruments, Inc. (3) (52,047) 220.00 April 2026 (524)
Thermo Fisher Scientific, Inc. (2) (115,890) 580.00 March 2026 (6,180)
Thermo Fisher Scientific, Inc. (3) (173,835) 640.00 March 2026 (2,475)
Union Pacific Corp. (5) (115,660) 260.00 March 2026 (638)
Total Written Call Options (Premiums Received $132,986) $ (119,224)

VELA Short Duration Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Asset Backed Securities — 3.58%
Principal
Amount Fair Value
BMW Vehicle Owner Trust 2024-A, 5.18%, 2/26/2029 $ 246,403 $ 248,713
CarVal CLO VII-C Ltd., Series 1A, 5.32%, 7/20/2037
(a)(b)
250,000 250,819
Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/2029 250,000 250,882
GM Financial Consumer Automobile Receivables 2024-1, 4.85%, 12/18/2028 207,244 208,551
Honda Auto Receivables 2023-4 Owner Trust, Series 4, 5.67%, 6/21/2028 177,173 179,137
Hyundai Auto Receivables Trust 2022-A, Series A, 2.35%, 4/17/2028 87,186 87,040
Madison Park Funding XXXVII Ltd., Series 2019-37A, 5.44%, 4/15/2037
(a)(b)
250,000 250,524
TOTAL ASSET BACKED SECURITIES
    (Cost $1,470,338) 1,475,666
Collateralized Mortgage Obligations — 2.84%
Principal
Amount Fair Value
Fannie Mae REMIC Pass Through Certificates, Series 2024-97, 5.50%,
12/25/2050 181,424 182,943
Fannie Mae REMICS, Series 2025-58, 5.00%, 9/25/2051 281,769 283,636
Fannie Mae REMICS, Series 94, 5.50%, 5/25/2051 339,116 343,212
Freddie Mac REMICS, Series 5547, 5.00%, 2/25/2052 292,046 291,057
Government National Mortgage Association REMIC Pass Through Certificates,
Series 2024-76, 6.00%, 12/20/2049 69,513 69,662
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $1,163,649) 1,170,510
Corporate Bonds — 60.27%
Principal
Amount Fair Value
Communications — 1.60%
Nexstar Media, Inc., 5.63%, 7/15/2027
(a)
300,000 301,817
XPO, Inc., 6.25%, 6/1/2028
(a)
350,000 357,508
659,325
Consumer Discretionary — 13.01%
Amer Sports, Inc., 6.75%, 2/16/2031
(a)
400,000 419,707
Carnival Corp., 7.88%, 6/1/2027 350,000 368,114
Ford Motor Credit Co. LLC, 6.66%, 3/6/2026 (O/N SOFR + 295bps)
(b)
400,000 401,442
Ford Motor Credit Co. LLC, 5.80%, 3/8/2029 200,000 204,538
General Motors Financial Co., Inc., 5.06%, 5/8/2027 (O/N SOFR +
135bps)
(b)
400,000 402,306
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
200,000 196,203
Hyundai Capital America, 5.21%, 1/8/2027 (O/N SOFR + 150bps)
(a)(b)
250,000 252,000
Hyundai Capital America, 5.17%, 3/25/2027 (O/N SOFR + 99bps)
(a)(b)
150,000 150,645
Mattel, Inc., 5.88%, 12/15/2027
(a)
350,000 350,078
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/2026
(a)
350,000 355,002
Nordstrom, Inc., 4.00%, 3/15/2027 300,000 297,742
Polaris, Inc., 6.95%, 3/15/2029 250,000 265,549
Royal Caribbean Group, 6.25%, 3/15/2032
(a)
450,000 466,092
Stellantis Financial Services US Corp., 5.40%, 9/15/2028 (O/N SOFR +
169bps)
(a)(b)
300,000 302,128
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029
(a)
356,000 357,777
Volkswagen Group of America Finance LLC, 4.90%, 8/14/2026
(a)
250,000 251,078

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Corporate Bonds — 60.27%- continued
Principal
Amount Fair Value
Consumer Discretionary — 13.01% - continued
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
$ 329,000 $ 329,905
5,370,306
Consumer Staples — 2.41%
Albertsons Companies, Inc. / Safeway, Inc., 5.88%, 2/15/2028
(a)
300,000 302,173
Coty, Inc. / HFC Prestige Products, Inc., 4.75%, 1/15/2029
(a)
350,000 345,266
Smithfield Foods, Inc., 4.25%, 2/1/2027
(a)
350,000 348,948
996,387
Energy — 6.56%
Antero Midstream Corp., 5.38%, 6/15/2029
(a)
350,000 350,231
Antero Resources Corp., 7.63%, 2/1/2029
(a)
350,000 356,594
Civitas Resources, Inc., 8.38%, 7/1/2028
(a)
200,000 206,319
Coterra Energy, Inc., 4.38%, 3/15/2029 370,000 358,964
Energy Transfer LP, 5.63%, 5/1/2027
(a)
350,000 350,029
Expand Energy Corp., 6.75%, 4/15/2029
(a)
443,000 445,664
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028
(a)
300,000 310,584
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/2029
(a)
350,000 328,320
2,706,705
Financials — 19.96%
American Express Co., 4.97%, 4/25/2029 (O/N SOFR + 126bps)
(b)
300,000 303,884
Antares Holdings LP, 6.25%, 10/23/2029
(a)
450,000 459,882
Ares Capital Corp., 5.95%, 7/15/2029 350,000 359,608
Ares Finance Co. III LLC, 4.13%, 6/30/2051 (H15T5Y + 324bps)
(a)(b)
375,000 370,404
Assured Guaranty US Holdings, Inc., 6.37%, 12/15/2066 (TSFR3M +
264bps)
(b)
439,000 378,130
Bank of America Corp., 5.06%, 9/15/2027 (O/N SOFR + 135bps)
(b)
150,000 150,924
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)
(b)
250,000 235,625
Cantor Fitzgerald LP, 7.20%, 12/12/2028
(a)
400,000 425,251
Charles Schwab Corp. (The), 4.00%, 12/31/2049 (H15T5Y + 317bps)
(b)(c)
145,000 144,203
Citigroup Inc., 3.88%, 5/18/2172
(b)(c)
200,000 200,064
Discover Bank, 6.00%, 8/9/2028 (O/N USIS + 173bps)
(b)
250,000 259,905
Essent Group, Ltd., 6.25%, 7/1/2029 400,000 418,004
First National of Nebraska, Inc., 7.25%, 6/15/2035
(a)(b)
350,000 365,686
Goldman Sachs Group, Inc. (The), 4.52%, 3/9/2027 (O/N SOFR +
81bps)
(b)
200,000 200,256
Huntington Bancshares, Inc., 4.45%, 3/15/2168
(b)(c)
250,000 246,027
JPMorgan Chase & Co., 4.89%, 2/24/2028 (O/N SOFR + 118bps)
(b)
300,000 302,765
KeyCorp Capital, 4.99%, 7/1/2028 (TSFR3M + 100bps)
(b)
400,000 394,276
M&T Bank Corp., 7.30%, 2/1/2172 (H15T5Y + 317bps)
(b)(c)
264,000 265,180
MGIC Investment Corp., 5.25%, 8/15/2028 459,000 459,013
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 450,000 485,334
Ohio National Financial Services, Inc., 6.80%, 1/24/2030
(a)
388,000 391,389
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y +
260bps)
(b)(c)
250,000 245,276
Prudential Financial, Inc., 5.70%, 9/15/2048 (US0003M + 267bps)
(b)
360,000 364,895
Radian Group, Inc., 6.20%, 5/15/2029 350,000 367,363

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Corporate Bonds — 60.27%- continued
Principal
Amount Fair Value
Financials — 19.96% - continued
US Bancorp, 3.70%, 1/15/2077 (H15T5Y + 254bps)
(b)(c)
$ 250,000 $ 244,365
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345bps)
(b)(c)
200,000 199,500
8,237,209
Health Care — 2.59%
Centene Corp., 2.45%, 7/15/2028 350,000 328,037
CVS Pass Through Trust, 6.04%, 12/10/2028 463,796 468,886
Prime Healthcare Foundation, Inc., 7.00%, 12/1/2027 260,000 269,717
1,066,640
Industrials — 7.17%
American Airlines Pass Through Trust, Series 2016-1, 3.58%, 1/15/2028 142,983 141,607
American Airlines, Inc., 8.50%, 5/15/2029
(a)
300,000 313,998
AS Mileage Plan IP, Ltd., 5.02%, 10/20/2029
(a)
300,000 302,827
Brink's Co. (The), 6.50%, 6/15/2029
(a)
250,000 259,008
British Airways Pass Through Trust 2019-1 Class A, 3.35%, 6/15/2029
(a)
463,945 451,701
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)
(b)
350,000 350,772
United Airlines Pass Through Trust, Series 2016-2, 3.10%, 4/7/2030 421,549 403,490
United Airlines, Inc., 4.38%, 4/15/2026
(a)
375,000 374,757
United Rentals North America, Inc., 6.00%, 12/15/2029
(a)
350,000 359,824
2,957,984
Materials — 2.41%
Advanced Drainage Systems, Inc., 5.00%, 9/30/2027
(a)
200,000 200,450
ATI, Inc., 5.88%, 12/1/2027 250,000 251,258
Installed Building Products, Inc., 5.75%, 2/1/2028
(a)
300,000 301,346
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
250,000 242,522
995,576
Real Estate — 2.89%
Boston Properties LP, 2.75%, 10/1/2026 100,000 98,991
Global Net Lease, Inc., 4.50%, 9/30/2028
(a)
300,000 295,031
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030
(a)
250,000 263,742
Newmark Group, Inc., 7.50%, 1/12/2029 350,000 375,796
Realty Income Corp., 5.05%, 1/13/2026 160,000 160,025
1,193,585
Technology — 0.38%
Concentrix Corp., 6.60%, 8/2/2028 150,000 154,831
Utilities — 1.29%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y
+ 275bps)
(b)
350,000 367,960
Elm Road Generating Station Supercritical LLC, 5.21%, 2/11/2030
(a)
165,752 165,632
533,592
TOTAL CORPORATE BONDS
    (Cost $24,644,344) 24,872,140

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
U.S. Government & Agencies — 30.63%
Principal
Amount Fair Value
Federal Home Loan Banks, 5.32%, 1/14/2033 $ 250,000 $ 250,121
Federal Home Loan Banks, 5.00%, 9/26/2033 135,000 135,061
U.S. Treasury Notes, 4.13%, 2/15/2027 450,000 453,041
U.S. Treasury Notes, 3.88%, 11/30/2027 300,000 302,209
United States Treasury Note, 4.25%, 1/31/2026 200,000 200,080
United States Treasury Note, 4.63%, 2/28/2026 200,000 200,267
United States Treasury Note, 4.50%, 3/31/2026 200,000 200,434
United States Treasury Note, 4.88%, 4/30/2026 250,000 251,036
United States Treasury Note, 4.13%, 6/15/2026 250,000 250,723
United States Treasury Note, 4.38%, 7/31/2026 250,000 251,180
United States Treasury Note, 3.75%, 8/31/2026 350,000 350,400
United States Treasury Note, 4.63%, 10/15/2026 400,000 403,256
United States Treasury Note, 4.38%, 12/15/2026 450,000 453,579
United States Treasury Note, 4.00%, 1/15/2027 450,000 452,214
United States Treasury Note, 4.25%, 3/15/2027 450,000 453,902
United States Treasury Note, 2.75%, 4/30/2027 450,000 445,711
United States Treasury Note, 4.63%, 6/15/2027 400,000 406,477
United States Treasury Note, 4.38%, 7/15/2027 350,000 354,724
United States Treasury Note, 3.75%, 8/15/2027 350,000 351,524
United States Treasury Note, 3.88%, 10/15/2027 350,000 352,427
United States Treasury Note, 3.88%, 3/15/2028 300,000 302,514
United States Treasury Note, 4.00%, 6/30/2028 300,000 303,615
United States Treasury Note, 4.88%, 10/31/2028 300,000 310,775
United States Treasury Note, 3.75%, 12/31/2028 300,000 301,863
United States Treasury Note, 4.00%, 1/31/2029 300,000 303,937
United States Treasury Note/Bond, 4.88%, 5/31/2026 250,000 251,322
United States Treasury Note/Bond, 3.50%, 9/30/2026 350,000 349,771
United States Treasury Note/Bond, 4.63%, 11/15/2026 450,000 454,064
United States Treasury Note/Bond, 4.50%, 5/15/2027 450,000 456,047
United States Treasury Note/Bond, 3.38%, 9/15/2027 350,000 349,433
United States Treasury Note/Bond, 4.00%, 12/15/2027 300,000 302,988
United States Treasury Note/Bond, 4.25%, 1/15/2028 300,000 304,512
United States Treasury Note/Bond, 4.00%, 2/29/2028 300,000 303,229
United States Treasury Note/Bond, 3.75%, 4/15/2028 300,000 301,658
United States Treasury Note/Bond, 3.63%, 5/31/2028 300,000 300,885
United States Treasury Note/Bond, 4.13%, 7/31/2028 300,000 304,582
United States Treasury Note/Bond, 4.38%, 8/31/2028 300,000 306,469
United States Treasury Note/Bond, 4.63%, 9/30/2028 300,000 308,613
United States Treasury Note/Bond, 4.38%, 11/30/2028 300,000 306,961
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $12,593,090) 12,641,604

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Money Market Funds — 1.86% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.68%
(d)
766,299 $ 766,299
TOTAL MONEY MARKET FUNDS
    (Cost $766,299) 766,299
Total Investments — 99.18%
    (Cost $40,637,720) 40,926,219
Other Assets in Excess of Liabilities  —  0.82% 340,036
Net Assets — 100.00% $ 41,266,255
(a) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $13,478,861 as of December 31, 2025, representing 32.67% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Rate disclosed is the seven day effective yield as of December 31, 2025.

VELA Small Mid Cap Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Common Stocks — 98.07% Shares Fair Value
Communications — 3.86%
Criteo S.A. - ADR
(a)
9,428 $ 194,311
Consumer Discretionary — 16.17%
Atlanta Braves Holdings, Inc., Class C
(a)
2,865 113,024
BRP, Inc. 665 47,055
Deckers Outdoor Corp.
(a)
617 63,964
Domino's Pizza, Inc. 117 48,768
Etsy, Inc.
(a)
955 52,945
Genuine Parts Co. 389 47,832
Gildan Activewear, Inc. 1,276 79,699
Masco Corp. 995 63,143
Pool Corp. 550 125,813
Vail Resorts, Inc. 567 75,298
Valvoline, Inc.
(a)
3,307 96,101
813,642
Consumer Staples — 5.36%
Coca-Cola Consolidated, Inc.
(b)
463 70,978
Seaboard Corp. 11 48,893
Sysco Corp. 2,034 149,885
269,756
Energy — 6.48%
Antero Resources Corp.
(a)
2,216 76,363
Murphy USA, Inc. 319 128,723
Range Resources Corp. 1,444 50,916
Tidewater, Inc.
(a)
1,389 70,158
326,160
Financials — 8.07%
Arch Capital Group Ltd.
(a)
1,350 129,492
Assured Guaranty Ltd. 558 50,147
Brown & Brown, Inc. 1,251 99,705
Federal Agricultural Mortgage Corp., Class C 434 76,198
Houlihan Lokey, Inc. 290 50,515
406,057
Health Care — 7.81%
Align Technology, Inc.
(a)
392 61,211
Bruker Corp.
(b)
1,682 79,239
Encompass Health Corp. 716 75,996

VELA Small Mid Cap Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)

Common Stocks — 98.07% - continued Shares Fair Value
Health Care — 7.81% - continued
Globus Medical, Inc., Class A
(a)
593 $ 51,775
PROCEPT BioRobotics Corp.
(a)
1,416 44,547
Supernus Pharmaceuticals, Inc.
(a)
1,616 80,315
393,083
Industrials — 20.98%
Applied Industrial Technologies, Inc. 396 101,681
Cactus, Inc., Class A 2,260 103,237
Copa Holdings, S.A., Class A 650 78,397
Greenbrier Companies, Inc. (The) 2,184 102,080
Hub Group, Inc., Class A 4,778 203,591
Kirby Corp.
(a)
2,102 231,598
Lincoln Electric Holdings, Inc. 636 152,411
Toro Co. (The) 1,052 82,813
1,055,808
Materials — 14.66%
Alamos Gold, Inc., Class A
(b)
1,363 52,584
Avery Dennison Corp. 420 76,390
Carlisle Companies, Inc. 388 124,106
Crown Holdings, Inc. 507 52,206
Installed Building Products, Inc.
(b)
191 49,543
NewMarket Corp. 69 47,421
PPG Industries, Inc. 991 101,538
RPM International, Inc. 604 62,816
Simpson Manufacturing Co., Inc. 458 73,953
Worthington Enterprises, Inc. 1,891 97,519
738,076
Technology — 13.45%
Corpay , Inc.
(a)
287 86,367
EPAM Systems, Inc.
(a)
240 49,171
Fidelity National Information Services, Inc. 1,541 102,415
Jack Henry & Associates, Inc. 343 62,591
Shift4 Payments, Inc., Class A
(a)
1,555 97,918
SPS Commerce, Inc.
(a)
594 52,943
Wix.com Ltd.
(a)
1,446 150,225
Zebra Technologies Corp., Class A
(a)
310 75,274
676,904

VELA Small Mid Cap Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)

Common Stocks — 98.07% - continued Shares Fair Value
Utilities — 1.23%
National Fuel Gas Co. 777 $ 62,207
TOTAL  COMMON STOCKS
  (Cost $5,032,666) 4,936,004
Money Market Funds — 2.60 % Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.68%
(c)
130,775 130,775
TOTAL MONEY MARKET FUNDS
    (Cost $130,775) 130,775
Total Investments — 100.67%
    (Cost $5,163,441) 5,066,779
Liabilities in Excess of Other Assets  —  (0.67)% (33,824)
Net Assets — 100.00% $ 5,032,955
(a) Non-income producing security.
(b) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $90,875.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.

VELA Small Mid Cap Fund
Schedule of Open Written Option Contracts
December 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
Written Call Options (0.06)%
Alamos Gold, Inc., Class A (4) $ (15,432) $ 55.00 June 2026 $ (670)
Bruker Corp. (4) (18,844) 70.00 June 2026 (584)
Coca-Cola Consolidated, Inc. (2) (30,660) 185.00 June 2026 (830)
Installed Building Products,
Inc. (1) (25,939) 340.00 June 2026 (880)
Total Written Call Options (Premiums Received $3,798) $ (2,964)